THE ROXBURY FUNDS

ROXBURY SMALL-CAP GROWTH FUND

(the “Fund”)

Ticker:  RSCIX

Institutional Shares

Supplement dated January 21, 2011 to Prospectus dated November 1, 2010.

This supplement provides new and additional information beyond that contained in the Prospectus.  It should be retained and read in conjunction with the Prospectus.  Capitalized terms used in this supplement and not otherwise defined shall have the meaning given to them in the Prospectus.

Effective January 24, 2011, The Bank of New York Mellon will replace PFPC Trust Company as the Fund’s custodian.

The paragraph under “Asset Safe Keeping” on page 12 is replaced in its entirety with the following:

ASSET SAFE KEEPING

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York  10286

Holds the Fund’s assets, settles all Fund

Trades, and collects most of the valuation

Data required for calculating the Fund’s

NAV per share.

Please retain this supplement for future reference

THE ROXBURY FUNDS

ROXBURY SMALL-CAP GROWTH FUND

(the “Fund”)

Ticker:  RSCIX

Institutional Shares

Supplement dated January 21, 2011 to Statement of Additional Information dated November 1, 2010.

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”).  It should be retained and read in conjunction with the SAI.  Capitalized terms used in this supplement and not otherwise defined shall have the meaning given to them in the SAI.

Effective January 24, 2011, The Bank of New York Mellon will replace PFPC Trust Company as the Fund’s custodian.

The first paragraph on page 24 is restated in its entirety as follows:

Custodian.  The Bank of New York Mellon, One Wall Street, New York, New York 10286, serves as the Fund’s custodian.  The custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.  The Bank of New York Mellon receives a fee for its services based on the average daily net assets of the Fund and the number of security transactions of the Fund.

All other references in the SAI to PFPC Trust Company are replaced by The Bank of New York Mellon.

Please retain this supplement for future reference